Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Impairment of long lived assets	$ 1,550	$ 4,843	$ 22,722
Impairment of PPE	1,550	2,708
Depreciation	11,531	12,305	10,703
Depreciation expense included in cost of sales	$ 5,146	$ 4,266	$ 1,918